Form N-1A Cover	May 22, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THORNBURG ETF TRUST
Entity Central Index Key	0002038383
Entity Investment Company Type	N-1A
Document Period End Date	May 22, 2026
Prospectus Date	May 26, 2026